Financial Instruments (Counterparty credit risk) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Counterparty credit risk
Total Collateral Received	$ 6,778
Fair value of collateral posted to counterparties for derivative obligations	502
Exposure To Counterparties Including Interest Net Collateral Excluding Derivatives	0
Derivative Liability After Collateral And Outstanding Interest Payments Excluding Embedded Derivatives	60
Cash [Member]
Counterparty credit risk
Total Collateral Received	3,695
Securities Held By Third Parties [Member]
Counterparty credit risk
Securities Held as Collateral, at Fair Value	$ 3,083